GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	Feb. 28, 2014
Goodwill And Intangible Assets Details 2
2015	$ 4,925,257
2016	4,637,330
2017	2,560,303
2018	70,843
2019	70,843
Thereafter	238,505
Total	$ 12,503,081